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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2006 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  CULLEN VALUE
                                     FUND

                                     CVFCX
                                 Ticker Symbol


                                     Annual
                                     Report

                                    6/30/07


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         15

Schedule of Investments                                                 17

Financial Statements                                                    22

Notes to Financial Statements                                           31

Report of Independent Registered Public Accounting Firm                 39

Trustees, Officers and Service Providers                                40

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In recent months, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption.

Letter

European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury
-----------------------

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

The U.S. stock market surged upward throughout the 12 months ending June 30, 2007, in a rally only briefly interrupted by short-lived corrections. Rising corporate profits encouraged investors to bid up the prices of almost all equities over the period. In the following interview, James P. Cullen discusses the factors that influenced Pioneer Cullen Value Fund's performance during the 12 months. As President of Cullen Capital Management LLC, Mr. Cullen oversees the team responsible for the daily management of the Fund.

Q:  How did the Fund perform during the 12 months ending June 30, 2007?

A: Cullen Value Fund's Class A shares had a total return of 17.13% at net asset value for the 12 months ending June 30, 2007. During the same period, the Standard & Poor's 500 Index (the S&P 500) rose 20.59%. The average return of the 498 funds in Lipper's Large Cap Value category was 20.81% for the 12 months.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced Fund performance during the 12 months?

A: Stock prices kept climbing through virtually the entire fiscal year. While there was some volatility along the way, the 12-month period was remarkably unusual in how greatly the number of positive days in the market outnumbered negative days. Such an environment isn't necessarily conducive to our style, as we focus on stocks with relatively low price-to-earnings ratios compared to the overall market, and we invest in companies with good long-term prospects. Because of our long-term focus, we usually do better during periods when stocks move both up and down, rather than in periods - such as the last 12 months - when momentum seems to be driving equity prices ever higher.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What were your principal strategies during the period?

A: As stock prices kept rising, we began to see the market as overbought - influenced more by speculative behavior than economic fundamentals - and we became somewhat more conservative even as more speculative, smaller-company stocks became fashionable in the market. Among other things, we maintained an emphasis on financials and pharmaceutical stocks
    - two areas with defensive characteristics which underperformed the market during the persistent rally. We also had a large exposure to the consumer staples sector - another more defensive area. Within consumer staples, we held major positions in global companies such as Unilever, Nestle and Diageo. Our consumer staples weighting was more than twice that of the S&P 500 at the end of the period.

    We were underweighted in energy for the period, although we built up our position in the sector during the first half of 2007 by adding companies such as Devon Energy, an exploration and production company; Gazprom, the Russian energy giant; and ConocoPhillips, a major integrated oil and energy company. Overall, though, our de-emphasis on energy did not help performance during the period.

    In general, we made few major changes to the portfolio. For example, while we sold our position in Hartford Financial, we used the proceeds to initiate an investment in another insurance giant, American International Group (AIG), which we liked because of its exposure to international markets. While we reduced our position in financials stocks in 2006, we still maintained a focus on them, emphasizing the larger, diversified financial services corporations that have increased their profiles in international markets. Noteworthy examples include our holdings in shares of Morgan Stanley, Merrill Lynch and JP Morgan Chase. On June 30, 2007, our weighting in the financials sector accounted for approximately 23.5% of Fund assets, which was more than the weighting in the S&P 500. While we have maintained our general weighting in health care - less than that in the S&P 500 - we did make some minor adjustments. For example, in the pharmaceuticals area, while we sold our investment in Sanofi Aventis, we added a position in Wyeth. The decision was based on our belief that in an era

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

    of industry consolidation, Wyeth is better positioned as a potential acquisition candidate.

Q: What types of individual investments most affected results over the 12 months?

A: We had excellent performance from some of the mid-sized companies in our portfolio. For example, Borg-Warner, a manufacturer of highly engineered components, such as drive trains for the automotive industry, gained 39% and was among the top contributors to results. Other mid-sized companies, such as railroad corporation Canadian Pacific and technology manufacturer Arrow Electronics, also turned in excellent results.

    Other holdings that outperformed the market and added to the Fund's returns included: technology companies Hewlett-Packard and Nokia; consumer staples companies Unilever, Bunge, Diageo and Nestle; insurer MetLife; oil company ConocoPhillips; diversified industrial company 3M;
    telecommunication services providers Verizon and AT&T; and Cemex, the Mexican-based materials giant.

    After helping support performance in 2006, our exposure to the diversified financials industry was a drag on performance in 2007, as investors worried about the potential fallout from the problems in the subprime mortgage lending area. However, we continue to like the prospects of our financials holdings and have maintained our positions. Also holding back results was Regions Financial, a banking corporation based in the Southeast. Investors have been leery of acquisitions the company has made, but we think the corporation has sound prospects.

Q:  What is your investment outlook?

A: We plan to continue to pursue our strategy, which is to buy higher-quality companies at inexpensive prices relative to our estimate of long-term prospects. We continue to like the prospects of our consumer staples holdings - many of which have a major presence in the global marketplace.

    The recent advances in the stock market have been primarily liquidity driven. In other words, new money has entered the market, attracted by robust recent returns, and has driven up stock prices in general. As a consequence, many of the best

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    performing stocks have been highly speculative. However, as corporate earnings growth slows, we think the stock market is likely to return to a more normal situation, creating conditions where the types of high-quality value stocks that we emphasize can do well. Many of our holdings boast high dividend yields, which also should be an advantage as the market enters a more uncertain period.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Depositary Receipts for International Stocks   12.6%
Temporary Cash Investments                     13.1%
U.S. Common Stocks                             74.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Materials                                       4.0%
Consumer Discretionary                          4.2%
Telecommunication Services                      5.3%
Information Technology                          6.4%
Energy                                          8.4%
Health Care                                     8.8%
Industrials                                    13.7%
Consumer Staples                               23.0%
Financials                                     26.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Unilever NV                             3.95%
 2.    3M Co.                                  3.61
 3.    MetLife, Inc.                           3.47
 4.    Devon Energy Corp.                      3.44
 5.    American International Group, Inc.      3.43
 6.    United Technologies Corp.               3.41
 7.    Morgan Stanley                          3.32
 8.    ConocoPhillips                          3.32
 9.    Wyeth                                   3.31
10.    Bunge, Ltd.                             3.29

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class      6/30/07       6/30/06
 -----      -------       -------
  A         $21.21        $18.28
  B         $20.96        $18.11
  C         $20.95        $18.12
  Y         $21.30        $18.34

 Class      6/30/07       11/1/06*
 -----      -------       -------
  R         $21.15        $19.51

Distributions Per Share
--------------------------------------------------------------------------------

                     7/1/06 - 6/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
  A        $0.1782         $  -          $0.0091
  B        $0.0503         $  -          $0.0091
  C        $0.0912         $  -          $0.0091
  Y        $0.2179         $  -          $0.0091

                    11/1/06* - 6/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
  R        $0.1948         $  -          $0.0091

* Class R shares were first publicly offered on November 1, 2006.

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index.

-------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                                 Net            Public
                                             Asset Value       Offering
Period                                          (NAV)         Price (POP)
Life-of-Fund
(7/1/00)                                        12.35%           11.41%
5 Years                                         13.50            12.16
1 Year                                          17.13            10.36
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)
                                                Gross            Net
                                                1.15%            1.15%
-------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                           Pioneer Cullen
                                             Value Fund      S&P 500 Index
7/00                                           $ 9,425          $10,000
                                               $10,341          $ 8,653
6/02                                           $10,912          $ 7,098
                                               $10,362          $ 7,115
6/04                                           $12,874          $ 8,474
                                               $15,296          $ 9,009
6/06                                           $17,550          $ 9,786
6/07                                           $20,555          $11,800

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class A shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                                 If            If
Period                                          Held        Redeemed
Life-of-Fund
(7/1/00)                                        12.02%       12.02%
5 Years                                         13.03        13.03
1 Year                                          16.09        12.09
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)

                                                Gross            Net
                                                2.09%            2.09%
-------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                           Pioneer Cullen
                                             Value Fund      S&P 500 Index
7/00                                           $10,000          $10,000
                                               $10,970          $ 8,653
6/02                                           $11,576          $ 7,098
                                               $10,992          $ 7,115
6/04                                           $13,657          $ 8,474
                                               $16,186          $ 9,009
6/06                                           $18,398          $ 9,786
6/07                                           $21,357          $11,800

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class B shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                                 If            If
Period                                          Held        Redeemed
Life-of-Fund
(7/1/00)                                        12.06%       12.06%
5 Years                                         13.08        13.08
1 Year                                          16.21        16.21
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)

                                                Gross        Net
                                                1.94%        1.94%
-------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                           Pioneer Cullen
                                             Value Fund      S&P 500 Index
7/00                                           $10,000          $10,000
                                               $10,970          $ 8,653
6/02                                           $11,576          $ 7,098
                                               $10,992          $ 7,115
6/04                                           $13,657          $ 8,474
                                               $16,186          $ 9,009
6/06                                           $18,421          $ 9,786
6/07                                           $21,407          $11,800

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class C shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                                 If            If
Period                                          Held        Redeemed
Life-of-Fund
(7/1/00)                                        11.82%           11.82%
5 Years                                         12.97            12.97
1 Year                                          16.70            16.70
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)

                                                Gross        Net
                                                1.75%        1.40%
-------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                           Pioneer Cullen
                                             Value Fund      S&P 500 Index
7/00                                           $10,000          $10,000
                                               $10,921          $ 8,653
6/02                                           $11,466          $ 7,098
                                               $10,834          $ 7,115
6/04                                           $13,394          $ 8,474
                                               $15,835          $ 9,009
6/06                                           $18,078          $ 9,786
6/07                                           $21,096          $11,800

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class R shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

-------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                                 If            If
Period                                          Held        Redeemed
Life-of-Fund
(7/1/00)                                        12.46%       12.46%
5 Years                                         13.66        13.66
1 Year                                          17.47        17.47
-------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)

                                                Gross        Net
                                                0.83%        0.83%
-------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                           Pioneer Cullen
                                             Value Fund      S&P 500 Index
7/00                                           $10,000          $10,000
                                               $10,970          $ 8,653
6/02                                           $11,576          $ 7,098
                                               $10,992          $ 7,115
6/04                                           $13,657          $ 8,474
                                               $16,237          $ 9,009
6/06                                           $18,691          $ 9,786
6/07                                           $21,956          $11,800

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.

Class A shares are used as a proxy through February 28, 2005 the inception date of Class Y shares.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05. The performance of Class Y shares of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2007** through June 30, 2007.

Share Class                    A            B            C            R            Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/07**
Ending Account Value       $1,060.58    $1,055.94    $1,056.45    $  994.01    $ 1061.83
(after expenses)
On 6/30/07
Expenses Paid              $    5.52    $   10.14    $    9.53    $    9.25    $    3.94
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.99%, 1.87%, 1.40% and 0.77% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (242/365 for Class R shares).
**   11/1/06 for Class R shares.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2007** through June 30, 2007.

Share Class                    A            B            C            R            Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/07**
Ending Account Value       $1,019.44    $1,014.93    $1,015.52    $1,023.87    $1,020.98
(after expenses)
On 6/30/07
Expenses Paid              $    5.41    $    9.94    $    9.35    $    9.39    $    3.86
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.99%, 1.87%, 1.40% and 0.77% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (242/365 for Class R shares).
**   11/1/06 for Class R shares.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07
--------------------------------------------------------------------------------

      Shares                                                          Value
                COMMON STOCKS - 89.9%
                Energy - 7.6%
                Integrated Oil & Gas - 4.5%
   1,181,000    ConocoPhillips                               $   92,708,500
   1,119,400    Gazprom (A.D.R.)*                                46,936,778
                                                             --------------
                                                             $  139,645,278
                                                             --------------
                Oil & Gas Exploration & Production - 3.1%
   1,227,350    Devon Energy Corp.                           $   96,089,232
                                                             --------------
                Total Energy                                 $  235,734,510
                                                             --------------
                Materials - 3.6%
                Construction Materials - 1.9%
   1,596,437    Cemex SA (A.D.R.)*                           $   58,908,525
                                                             --------------
                Diversified Metals & Mining - 0.4%
     441,430    Anglo American Plc                           $   12,951,556
                                                             --------------
                Forest Products - 1.3%
     508,800    Weyerhaeuser Co.                             $   40,159,584
                                                             --------------
                Total Materials                              $  112,019,665
                                                             --------------
                Capital Goods - 10.6%
                Aerospace & Defense - 5.9%
   1,656,250    Raytheon Co.                                 $   89,255,313
   1,341,100    United Technologies Corp.                        95,124,223
                                                             --------------
                                                             $  184,379,536
                                                             --------------
                Industrial Conglomerates - 4.7%
   1,161,000    3M Co.                                       $  100,763,190
   1,182,600    General Electric Co. (b)                         45,269,928
                                                             --------------
                                                             $  146,033,118
                                                             --------------
                Total Capital Goods                          $  330,412,654
                                                             --------------
                Transportation - 1.6%
                Railroads - 1.6%
     642,350    Canadian National Railway Co.                $   32,714,886
     269,900    Canadian Pacific Railway, Ltd. (b)               18,574,518
                                                             --------------
                                                             $   51,289,404
                                                             --------------
                Total Transportation                         $   51,289,404
                                                             --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

     Shares                                                        Value
                Automobiles & Components - 2.4%
                Auto Parts & Equipment - 2.4%
     868,750    BorgWarner, Inc.                          $   74,747,250
                                                          --------------
                Total Automobiles & Components            $   74,747,250
                                                          --------------
                Retailing - 1.4%
                Home Improvement Retail - 1.4%
   1,070,070    Home Depot, Inc.                          $   42,107,255
                                                          --------------
                Total Retailing                           $   42,107,255
                                                          --------------
                Food, Beverage & Tobacco - 17.7%
                Agricultural Products - 3.8%
     797,500    Archer Daniels Midland Co.                $   26,389,275
   1,088,200    Bunge, Ltd. (b)                               91,952,900
                                                          --------------
                                                          $  118,342,175
                                                          --------------
                Distillers & Vintners - 2.8%
   1,049,000    Diageo Plc (A.D.R.)                       $   87,392,190
                                                          --------------
                Packaged Foods & Meats - 11.1%
   1,412,400    General Mills, Inc.                       $   82,512,408
   2,057,450    Kraft Foods, Inc.                             72,525,113
     832,500    Nestle SA (A.D.R.)                            79,405,515
   3,557,050    Unilever NV                                  110,339,691
                                                          --------------
                                                          $  344,782,727
                                                          --------------
                Total Food, Beverage & Tobacco            $  550,517,092
                                                          --------------
                Household & Personal Products - 2.9%
                Household Products - 2.9%
   1,359,350    Kimberly-Clark Corp.                      $   90,926,922
                                                          --------------
                Total Household & Personal Products       $   90,926,922
                                                          --------------
                Pharmaceuticals & Biotechnology - 7.9%
                Pharmaceuticals - 7.9%
   1,275,000    GlaxoSmithKline                           $   66,771,750
   3,372,950    Pfizer, Inc.                                  86,246,332
   1,612,000    Wyeth                                         92,432,080
                                                          --------------
                                                          $  245,450,162
                                                          --------------
                Total Pharmaceuticals & Biotechnology     $  245,450,162
                                                          --------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                       Value
                Banks - 3.4%
                Diversified Banks - 1.0%
     606,350    Icici Bank, Ltd. (b)                      $   29,802,103
                                                          --------------
                Regional Banks - 2.4%
   2,270,000    Regions Financial Corp.                   $   75,137,000
                                                          --------------
                Total Banks                               $  104,939,103
                                                          --------------
                Diversified Financials - 12.3%
                Investment Banking & Brokerage - 5.7%
   1,005,350    Merrill Lynch & Co., Inc.                 $   84,027,153
   1,106,000    Morgan Stanley                                92,771,280
                                                          --------------
                                                          $  176,798,433
                                                          --------------
                Diversified Financial Services - 6.6%
   1,544,100    Bank of America Corp.                     $   75,491,049
     858,200    Citigroup, Inc.                               44,017,078
   1,748,450    J.P. Morgan Chase & Co.                       84,712,403
                                                          --------------
                                                          $  204,220,530
                                                          --------------
                Total Diversified Financials              $  381,018,963
                                                          --------------
                Insurance - 7.9%
                Life & Health Insurance - 3.1%
   1,504,900    MetLife, Inc.                             $   97,035,952
                                                          --------------
                Multi-Line Insurance - 3.1%
   1,367,400    American International Group, Inc.        $   95,759,022
                                                          --------------
                Property & Casualty Insurance - 1.7%
     978,650    Chubb Corp.                               $   52,984,111
                                                          --------------
                Total Insurance                           $  245,779,085
                                                          --------------
                Technology Hardware & Equipment - 5.8%
                Communications Equipment - 2.3%
   2,494,700    Nokia Corp. (A.D.R.)                      $   70,126,017
                                                          --------------
                Computer Hardware - 2.4%
   1,710,050    Hewlett-Packard Co.                       $   76,302,431
                                                          --------------
                Technology Distributors - 1.1%
     863,102    Arrow Electronics, Inc.*                  $   33,169,010
                                                          --------------
                Total Technology Hardware & Equipment     $  179,597,458
                                                          --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

      Shares                                                               Value
                Telecommunication Services - 4.8%
                Integrated Telecommunication Services - 4.8%
   1,762,713    AT&T Corp.                                        $   73,152,590
   1,842,800    Verizon Communications, Inc.                          75,868,071
                                                                  --------------
                                                                  $  149,020,661
                                                                  --------------
                Total Telecommunication Services                  $  149,020,661
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $2,439,222,894)                             $2,793,560,184
                                                                  --------------

   Principal
      Amount
                TEMPORARY CASH INVESTMENTS - 13.5%
                Repurchase Agreement - 10.1%
$313,400,000    UBS Warburg, Inc., 4.25%, dated 6/29/07,
                repurchase price of $313,400,000 plus
                accrued interest on 7/2/06, collateralized by
                $320,470,000 U.S. Treasury Bill, 3.0%, 2/15/08    $  313,400,000
                                                                  --------------

      Shares
                Security Lending Collateral - 3.4%
 107,027,127    Securities Lending Investment Fund, 5.28%         $  107,027,127
                                                                  --------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $420,427,127)                               $  420,427,127
                                                                  --------------
                TOTAL INVESTMENT IN SECURITIES - 103.4%
                (Cost $2,859,650,021) (a)                         $3,213,987,311
                                                                  --------------
                OTHER ASSETS AND LIABILITIES - (3.4)%             $ (104,889,538)
                                                                  --------------
                TOTAL NET ASSETS - 100.0%                         $3,109,097,773
                                                                  ==============

(A.D.R.) American Depositary Receipt
*        Non-income producing security
(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,859,677,777 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $362,627,569
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                           (8,318,035)
                                                                                  ------------
         Net unrealized gain                                                      $354,309,534
                                                                                  ============

20 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)  At June 30, 2007, the following securities were out on loan:

 Shares    Security                                 Value
180,000    General Electric Co.              $  6,890,400
267,001    Canadian Pacific Railway, Ltd.      18,375,009
600,286    Icici Bank, Ltd.                    29,504,057
610,565    Bunge, Ltd.                         51,592,743
                                             ------------
           Total                             $106,362,209
                                             ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2007 aggregated $1,666,130,238 and $302,124,684, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $106,362,209) (cost $2,859,650,021)                       $3,213,987,311
  Receivables -
    Fund shares sold                                              11,745,952
    Dividends, interest and foreign taxes withheld                 4,123,704
    Due from Pioneer Investment Management, Inc.                         134
  Other                                                              142,527
                                                              --------------
     Total assets                                             $3,229,999,628
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $    6,905,956
    Fund shares repurchased                                        3,891,088
    Upon return of securities loaned                             107,027,127
  Due to bank                                                      2,440,337
  Due to affiliates                                                  488,389
  Accrued expenses                                                   148,958
                                                              --------------
     Total liabilities                                        $  120,901,855
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $2,724,149,317
  Undistributed net investment income                             23,031,983
  Accumulated net realized gain on investments                     7,579,183
  Net unrealized gain on investments                             354,337,290
                                                              --------------
     Total net assets                                         $3,109,097,773
                                                              ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,828,452,933/86,210,753 shares)         $        21.21
                                                              ==============
  Class B (based on $112,794,592/5,381,257 shares)            $        20.96
                                                              ==============
  Class C (based on $568,384,668/27,125,815 shares)           $        20.95
                                                              ==============
  Class R (based on $300,041/14,187 shares)                   $        21.15
                                                              ==============
  Class Y (based on $599,165,539/28,125,946 shares)           $        21.30
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($21.21 [divided by] 94.25%)                        $        22.50
                                                              ==============

22 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,181,497)    $51,117,936
  Interest                                                    12,719,933
  Income from securities loaned, net                             643,649
                                                             -----------
     Total investment income                                                   $ 64,481,518
                                                                               ------------
EXPENSES:
  Management fees                                            $15,430,618
  Transfer agent fees and expenses
    Class A                                                    1,691,001
    Class B                                                      264,798
    Class C                                                      651,695
    Class R                                                          329
    Class Y                                                      194,572
  Distribution fees
    Class A                                                    3,509,652
    Class B                                                      930,223
    Class C                                                    4,258,983
    Class R                                                          435
  Administrative reimbursements                                  538,238
  Custodian fees                                                  98,737
  Registration fees                                              419,313
  Professional fees                                               97,229
  Printing expense                                                93,090
  Fees and expenses of nonaffiliated trustees                     32,838
  Miscellaneous                                                   66,575
                                                             -----------
     Total expenses                                                            $ 28,278,326
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                                     (189)
     Less fees paid indirectly                                                      (87,527)
                                                                               ------------
     Net expenses                                                              $ 28,190,610
                                                                               ------------
       Net investment income                                                   $ 36,290,908
                                                                               ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                             $  7,613,458
                                                                               ------------
  Change in net unrealized gain on investments                                 $308,605,704
                                                                               ------------
    Net gain on investments                                                    $316,219,162
                                                                               ------------
    Net increase in net assets resulting from operations                       $352,510,070
                                                                               ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 6/30/07 and 6/30/06, respectively

                                                           Year Ended        Year Ended
                                                             6/30/07           6/30/06
FROM OPERATIONS:
Net investment income                                    $   36,290,908    $    7,389,493
Net realized gain on investments                              7,613,458         1,037,803
Change in net unrealized gain on investments                308,605,704        36,398,672
                                                         --------------    --------------
    Net increase in net assets resulting
     from operations                                     $  352,510,070    $   44,825,968
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.18 and $0.06 per share, respectively)    $  (12,692,282)   $   (1,076,506)
    Class B ($0.05 and $0.02 per share, respectively)          (245,476)          (32,578)
    Class C ($0.09 and $0.03 per share, respectively)        (1,995,476)         (126,099)
    Class R ($0.19 and $0.00 per share, respectively)              (100)                -
    Class Y ($0.22 and $0.07 per share, respectively)        (4,650,239)         (130,785)
Net realized gain:
    Class A ($0.01 and $0.22 per share, respectively)          (624,075)       (2,916,130)
    Class B ($0.01 and $0.22 per share, respectively)           (43,661)         (348,294)
    Class C ($0.01 and $0.22 per share, respectively)          (190,920)         (726,773)
    Class R ($0.01 and $0.00 per share, respectively)                (5)                -
    Class Y ($0.01 and $0.22 per share, respectively)          (184,467)         (257,476)
                                                         --------------    --------------
     Total distributions to shareowners                  $  (20,626,701)   $   (5,614,641)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $2,066,748,759    $1,186,900,603
Reinvestment of distributions                                17,398,541         4,781,704
Cost of shares repurchased                                 (562,649,037)     (106,963,735)
                                                         --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                             $1,521,498,263    $1,084,718,572
                                                         --------------    --------------
    Net increase in net assets                           $1,853,381,632    $1,123,929,899
NET ASSETS:
Beginning of year                                         1,255,716,141       131,786,242
                                                         --------------    --------------
End of year                                              $3,109,097,773    $1,255,716,141
                                                         ==============    ==============
Undistributed net investment income                      $   23,031,983     $    6,324,648
                                                         ==============    ==============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares       '07 Amount      '06 Shares      '06 Amount
CLASS A
Shares sold                         61,832,165    $1,220,948,227    42,286,846    $ 757,080,541
Reinvestment of distributions          550,862        10,927,966       197,960        3,436,964
Less shares repurchased            (20,467,656)     (413,581,805)   (4,285,181)     (77,351,272)
                                   -----------    --------------    ----------    -------------
    Net increase                    41,915,371    $  818,294,388    38,199,625    $ 683,166,233
                                   ===========    ==============    ==========    =============
CLASS B
Shares sold                          3,014,943    $   58,613,504     3,491,596    $  61,531,816
Reinvestment of distributions           11,854           233,322        17,905          309,043
Less shares repurchased             (1,116,576)      (22,154,742)     (809,579)     (14,412,348)
                                   -----------    --------------    ----------    -------------
    Net increase                     1,910,221    $   36,692,084     2,699,922    $  47,428,511
                                   ===========    ==============    ==========    =============
CLASS C
Shares sold                         16,183,786    $  315,120,489    12,835,487    $ 228,358,732
Reinvestment of distributions           84,443         1,660,924        39,395          679,959
Less shares repurchased             (2,346,183)      (47,109,602)     (634,602)     (11,356,823)
                                   -----------    --------------    ----------    -------------
    Net increase                    13,922,046    $  269,671,811    12,240,280    $ 217,681,868
                                   ===========    ==============    ==========    =============
CLASS R*
Shares sold                             14,961    $      303,866
Less shares repurchased                   (774)          (16,342)
                                   -----------    --------------
    Net increase                        14,187    $      287,524
                                   ===========    ==============
CLASS Y
Shares sold                         23,926,529    $  471,762,673     7,733,787    $ 139,929,514
Reinvestment of distributions          230,091         4,576,329        20,467          355,738
Less shares repurchased             (3,885,630)      (79,786,546)     (212,897)      (3,843,292)
                                   -----------    --------------    ----------    -------------
    Net increase                    20,270,990    $  396,552,456     7,541,357    $ 136,441,960
                                   ===========    ==============    ==========    =============

*    Class R shares were first publicly offered on November 1, 2006

The accompanying notes are an integral part of these financial statements.   25

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                                  6/30/07       6/30/06     6/30/05 (a)     6/30/04       6/30/03
CLASS A
Net asset value, beginning of period                            $    18.28    $  16.19      $ 13.96       $ 11.27       $ 11.90
                                                                ----------    --------      -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                          $     0.26    $   0.14      $  0.05       $  0.02       $  0.04
 Net realized and unrealized gain (loss) on investments               2.86        2.23         2.55          2.71         (0.64)
                                                                ----------    --------      -------       -------       -------
  Net increase (decrease) from investment operations            $     3.12    $   2.37      $  2.60       $  2.73       $ (0.60)
Distributions to shareowners:
 Net investment income                                               (0.18)      (0.06)       (0.03)        (0.04)        (0.03)
 Net realized gain                                                   (0.01)      (0.22)       (0.34)            -             -
                                                                ----------    --------      -------       -------       -------
Net increase (decrease) in net asset value                      $     2.93    $   2.09      $  2.23       $  2.69       $ (0.63)
                                                                ----------    --------      -------       -------       -------
Net asset value, end of period                                  $    21.21    $  18.28      $ 16.19       $ 13.96       $ 11.27
                                                                ==========    ========      =======       =======       =======
Total return*                                                        17.13%      14.73%       18.81%        24.24%        (5.04)%
Ratio of net expenses to average net assets+                          1.09%       1.15%        1.66%         1.92%         2.22%
Ratio of net investment income (loss) to average net assets+          1.67%       1.57%        0.62%         0.32%         0.30%
Portfolio turnover rate                                                 15%         21%          49%           70%           71%
Net assets, end of period (in thousands)                        $1,828,453    $809,593      $98,690       $33,089       $22,235
Ratios with no reimbursement of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                         1.09%       1.15%        1.64%         1.92%         2.22%
 Net investment income (loss)                                         1.67%       1.57%        0.64%         0.32%         0.30%
Ratios with reimbursement of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.08%       1.15%        1.66%         2.00%         2.00%
 Net investment income                                                1.68%       1.57%        0.62%         0.24%         0.52%

(a) Effective December 28, 2004 PIM became the sub-advisor for the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             2/28/05 (a)
                                                 Year Ended    Year Ended      to
                                                   6/30/07       6/30/06     6/30/05
CLASS B
Net asset value, beginning of period             $  18.11      $ 16.15       $  16.05
                                                 --------      -------       --------
Increase from investment operations:
  Net investment income                          $   0.10      $  0.04       $   0.01
  Net realized and unrealized gain
   on investments                                    2.81         2.16           0.09
                                                 --------      -------       --------
   Net increase from investment operations       $   2.91      $  2.20       $   0.10
Distributions to shareowners:
  Net investment income                             (0.05)       (0.02)             -
  Net realized gain                                 (0.01)       (0.22)             -
                                                 --------      -------       --------
Net increase in net asset value                  $   2.85      $  1.96       $   0.10
                                                 --------      -------       --------
Net asset value, end of period                   $  20.96      $ 18.11       $  16.15
                                                 ========      =======       ========
Total return*                                       16.09%       13.66%          0.62%***
Ratio of net expenses to average net assets+         2.00%        2.09%          2.10%**
Ratio of net investment income to average
  net assets+                                        0.75%        0.56%          0.40%**
Portfolio turnover rate                                15%          21%            49%**
Net assets, end of period (in thousands)         $112,795      $62,860       $ 12,454
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                       2.00%        2.09%          2.19%**
  Net investment income                              0.75%        0.56%          0.31%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                       1.99%        2.09%          2.10%**
  Net investment income                              0.76%        0.56%          0.40%**

(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             2/28/05 (a)
                                                 Year Ended    Year Ended       to
                                                   6/30/07       6/30/06     6/30/05
CLASS C
Net asset value, beginning of period             $  18.12      $  16.15      $  16.05
                                                 --------      --------      --------
Increase from investment operations:
  Net investment income                          $   0.11      $   0.05      $   0.01
  Net realized and unrealized gain
   on investments                                    2.82          2.17          0.09
                                                 --------      --------      --------
   Net increase from investment operations       $   2.93      $   2.22      $   0.10
Distributions to shareowners:
  Net investment income                             (0.09)        (0.03)            -
  Net realized gain                                 (0.01)        (0.22)            -
                                                 --------      --------      --------
Net increase in net asset value                  $   2.83      $   1.97      $   0.10
                                                 --------      --------      --------
Net asset value, end of period                   $  20.95      $  18.12      $  16.15
                                                 ========      ========      ========
Total return*                                       16.21%        13.81%         0.62%***
Ratio of net expenses to average net assets+         1.87%         1.94%         2.15%**
Ratio of net investment income to average
  net assets+                                        0.89%         0.83%         0.34%**
Portfolio turnover rate                                15%           21%           49%**
Net assets, end of period (in thousands)         $568,385      $239,241      $ 15,560
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                       1.87%         1.94%         2.27%**
  Net investment income                              0.89%         0.83%         0.22%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                       1.87%         1.94%         2.15%**
  Net investment income                              0.89%         0.83%         0.34%**

(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

28   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             11/1/06 (a)
                                                               to
                                                             6/30/07
CLASS R
Net asset value, beginning of period                         $ 19.51
                                                             -------
Increase from investment operations:
  Net investment income                                      $  0.28
  Net realized and unrealized gain on investments               1.56
                                                             -------
   Net increase from investment operations                   $  1.84
Distributions to shareowners:
  Net investment income                                        (0.19)
  Net realized gain                                            (0.01)
                                                             -------
Net increase in net asset value                              $  1.64
                                                             -------
Net asset value, end of period                               $ 21.15
                                                             =======
Total return*                                                   9.52%***
Ratio of net expenses to average net assets+                    1.40%**
Ratio of net investment income to average net assets+           1.47%**
Portfolio turnover rate                                           15%**
Net assets, end of period (in thousands)                     $   300
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                  1.62%**
  Net investment income                                         1.25%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                  1.40%**
  Net investment income                                         1.47%**

(a)  Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
***  Not annualized.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            2/28/05 (a)
                                                Year Ended    Year Ended       to
                                                  6/30/07       6/30/06     6/30/05
CLASS Y
Net asset value, beginning of period            $  18.34      $  16.20      $ 16.05
                                                --------      --------      -------
Increase from investment operations:
  Net investment income                         $   0.28      $   0.10      $  0.03
  Net realized and unrealized gain
   on investments                                   2.91          2.33         0.12
                                                --------      --------      -------
   Net increase from investment operations      $   3.19      $   2.43      $  0.15
Distributions to shareowners:
  Net investment income                            (0.22)        (0.07)           -
  Net realized gain                                (0.01)        (0.22)           -
                                                --------      --------      -------
Net increase in net asset value                 $   2.96      $   2.14      $  0.15
                                                --------      --------      -------
Net asset value, end of period                  $  21.30      $  18.34      $ 16.20
                                                ========      ========      =======
Total return*                                      17.47%        15.12%        0.93%***
Ratio of net expenses to average net assets+        0.77%         0.83%        0.99%**
Ratio of net investment income to average
  net assets+                                       2.00%         1.91%        1.60%**
Portfolio turnover rate                               15%           21%          49%***
Net assets, end of period (in thousands)        $599,166      $144,022      $ 5,082
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                      0.77%         0.83%        0.99%**
  Net investment income                             2.00%         1.91%        1.60%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                      0.77%         0.83%        0.99%**
  Net investment income                             2.00%         1.91%        1.60%**

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

30   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a diversified series of Pioneer Series Trust III, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on November 1, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

     trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 were as follows:

--------------------------------------------------------------------------------
                                                        2007             2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                      $19,583,573      $1,675,415
Long-term capital gain                                 1,043,128       3,939,226
                                                     -----------      ----------
 Total                                               $20,626,701      $5,614,641
                                                     ===========      ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2007

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                       $ 23,031,983
Undistributed long-term gain                                           7,606,939
Unrealized appreciation                                              354,309,534
                                                                    ------------
 Total                                                              $384,948,456
                                                                    ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $278,292 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

     services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion. For the year ended June 30, 2007, the net management fee was equivalent to 0.66% of average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Through November 1, 2009 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2007, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B and Class C expenses to 2.15% of the average daily net assets attributable to Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $113,771 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates are $312,346 in transfer agent fees payable to PIMSS at June 30, 2007.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the net average daily net assets attributable to Class R shares as compensation for distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $62,272 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase were subject to a CDSC of 1.00%. There is no CDSC for Class R and Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2007, CDSCs in the amount of $372,482 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended

36
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Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

June 30, 2007, the Fund's expenses were reduced by $87,527 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended June 30, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

                                                                              37
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Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended June 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 96.32%.

38
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Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Cullen Value Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Cullen Value Fund (the "Fund"), including the schedule of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 2004 were audited by other auditors whose report, dated August 9, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 15, 2007

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Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 83 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 83 Pioneer Funds, Mr. West serves as Trustee of 33 of the 83 Pioneer Funds, and Mr. Bock serves as Trustee of 82 of the 83 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                                                                                                                   Other
                                                                                                                   Directorships
                            Positions Held       Length of Service      Principal Occupation During Past           Held by this
Name and Age                With the Fund        and Term of Office     Five Years                                 Trustee
John F. Cogan, Jr. (81)*    Chairman of the      Trustee since 2004.    Deputy Chairman and a Director of          None
                            Board, Trustee and   Serves until a         Pioneer Global Asset Management S.p.A.
                            President            successor trustee is   ("PGAM"); Non-Executive Chairman and a
                                                 elected or earlier     Director of Pioneer Investment
                                                 retirement or removal. Management USA Inc. ("PIM-USA");
                                                                        Chairman and a Director of Pioneer;
                                                                        Chairman and Director of Pioneer
                                                                        Institutional Asset Management, Inc.
                                                                        (since 2006); Director of Pioneer
                                                                        Alternative Investment Management
                                                                        Limited (Dublin); President and a
                                                                        Director of Pioneer Alternative
                                                                        Investment Management (Bermuda) Limited
                                                                        and affiliated funds; Director of
                                                                        PIOGLOBAL Real Estate Investment Fund
                                                                        (Russia) (until June 2006); Director of
                                                                        Nano-C, Inc. (since 2003); Director of
                                                                        Cole Management Inc. (since 2004);
                                                                        Director of Fiduciary Counseling, Inc.;
                                                                        President and Director of Pioneer Funds
                                                                        Distributor, Inc. ("PFD") (until May
                                                                        2006); President of all of the Pioneer
                                                                        Funds; and Of Counsel, Wilmer Cutler
                                                                        Pickering Hale and Dorr LLP (counsel to
                                                                        PIM-USA and the Pioneer Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (48)*   Trustee and          Trustee since March    Director, CEO and President of Pioneer     None
                            Executive Vice       2007. Serves until a   Investment Management USA Inc.; Pioneer
                            President            successor trustee is   Investment Management, Inc. and Pioneer
                                                 elected or earlier     Institutional Asset Management, Inc.
                                                 retirement or removal. (since March 2007); Executive Vice
                                                                        President of all of the Pioneer Funds
                                                                        (since March 2007); Director of Pioneer
                                                                        Global Asset Management S.p.A. (since
                                                                        March 2007); Head of New Markets
                                                                        Division, Pioneer Global Asset
                                                                        Management S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------------------


Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock (63)             Trustee          Trustee since 2005.
3050 K Street NW,                               Serves until a
Washington, DC 20007                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)              Trustee          Trustee since 2004.
3509 Woodbine Street                            Serves until a
Chevy Chase, MD 20815                           successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)      Trustee          Trustee since 2004.
1001 Sherbrooke Street West,                    Serves until a
Montreal, Quebec, Canada                        successor trustee is
H3A 1G5                                         elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------

                                                                                             Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (63)             Executive Vice President and Chief Financial Officer,         Director of The Enterprise
3050 K Street NW,              I-trax, Inc. (publicly traded health care services company)   Social Investment
Washington, DC 20007           (2004 - present); Partner, Federal City Capital Advisors      Company (privately-held
                               (boutique merchant bank) (1997 to 2004); and Executive        affordable housing
                               Vice President and Chief Financial Officer, Pedestal Inc.     finance company); and
                               (internet-based mortgage trading company) (2000 - 2002)       Director of New York
                                                                                             Mortgage Trust (publicly
                                                                                             traded mortgage REIT)
----------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)              President, Bush International, LLC (international financial   Director of Brady
3509 Woodbine Street           advisory firm)                                                Corporation (industrial
Chevy Chase, MD 20815                                                                        identification and
                                                                                             specialty coated material
                                                                                             products manufacturer);
                                                                                             Director of Briggs &
                                                                                             Stratton Co. (engine
                                                                                             manufacturer); Director of
                                                                                             UAL Corporation (airline
                                                                                             holding company); and
                                                                                             Director of Mantech
                                                                                             International Corporation
                                                                                             (national security,
                                                                                             defense, and intelligence
                                                                                             technology firm)
----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)      Founding Director, Vice President and Corporate Secretary,    None
1001 Sherbrooke Street West,   The Winthrop Group, Inc. (consulting firm); and Desautels
Montreal, Quebec, Canada       Faculty of Management, McGill University
H3A 1G5
----------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                             Other
                                                                                                             Directorships
                              Positions Held  Length of Service       Principal Occupation During Past       Held by this
Name, Age and Address         With the Fund   and Term of Office      Five Years                             Trustee
Thomas J. Perna (56)          Trustee         Trustee since 2006.     Private investor (2004 - present);     Director of Quadriserv
89 Robbins Avenue,                            Serves until a          and Senior Executive Vice President,   Inc. (technology
Berkeley Heights, NJ 07922                    successor trustee is    The Bank of New York (financial and    products for
                                              elected or earlier      securities services) (1986 - 2004)     securities lending
                                              retirement or removal.                                         industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)      Trustee         Trustee since 2004.     President and Chief Executive Officer, Director of New America
200 State Street, 12th Floor,                 Serves until a          Newbury, Piret & Company, Inc.         High Income Fund, Inc.
Boston, MA 02109                              successor trustee is    (investment banking firm)              (closed-end investment
                                              elected or earlier                                             company)
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)          Trustee         Trustee since 2004.     Senior Counsel, Sullivan & Cromwell    Director, The Swiss
125 Broad Street,                             Serves until a          (law firm)                             Helvetia Fund, Inc.
New York, NY 10004                            successor trustee is                                           (closed-end investment
                                              elected or earlier                                             company)
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)            Trustee         Trustee since 2004.     President, John Winthrop & Co., Inc.   None
One North Adgers Wharf,                       Serves until a          (private investment firm)
Charleston, SC 29401                          successor trustee is
                                              elected or earlier
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

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Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------



                            Positions Held       Length of Service    Principal Occupation During Past         Other Directorships
Name and Age                With the Fund        and Term of Office   Five Years                               Held by this Officer
Dorothy E. Bourassa (59)    Secretary            Since 2004. Serves   Secretary of PIM-USA; Senior Vice        None
                                                 at the discretion    President - Legal of Pioneer;
                                                 of the Board         Secretary/Clerk of most of PIM-USA's
                                                                      subsidiaries; and Secretary of all of
                                                                      the Pioneer Funds since September 2003
                                                                      (Assistant Secretary from November 2000
                                                                      to September 2003)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant Secretary  Since 2004. Serves   Vice President and Senior Counsel of     None
                                                 at the discretion    Pioneer since July 2002; Vice President
                                                 of the Board         and Senior Counsel of BISYS Fund
                                                                      Services, Inc. (April 2001 to June
                                                                      2002); Senior Vice President and Deputy
                                                                      General Counsel of Funds Distributor,
                                                                      Inc. (July 2000 to April 2001), and
                                                                      Assistant Secretary of all of the
                                                                      Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (46)  Assistant Secretary  Since 2006. Serves   Partner, Wilmer Cutler Pickering Hale    None
                                                 at the discretion    and Dorr LLP; and Assistant Secretary of
                                                 of the Board         all of the Pioneer Funds since July 2006
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)           Treasurer            Since 2004. Serves   Vice President - Fund Accounting,        None
                                                 at the discretion    Administration and Controllership
                                                 of the Board         Services of Pioneer; and Treasurer of
                                                                      all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)        Assistant Treasurer  Since 2004. Serves   Deputy Treasurer of Pioneer since 2004;  None
                                                 at the discretion    Treasurer and Senior Vice President, CDC
                                                 of the Board         IXIS Asset Management Services from 2002
                                                                      to 2003; and Assistant Treasurer of all
                                                                      of the Pioneer Funds since November 2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)       Assistant Treasurer  Since 2004. Serves   Assistant Vice President - Fund          None
                                                 at the discretion    Accounting, Administration and
                                                 of the Board         Controllership Services of Pioneer; and
                                                                      Assistant Treasurer of all of the
                                                                      Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                                   Other
                                                                                                                   Directorships
                            Positions Held       Length of Service     Principal Occupation During Past            Held by this
Name and Age                With the Fund        and Term of Office    Five Years                                  Officer
Gary Sullivan (49)          Assistant Treasurer  Since 2004. Serves    Fund Accounting Manager - Fund Accounting,  None
                                                 at the discretion of  Administration and Controllership Services
                                                 the Board             of Pioneer; and Assistant Treasurer of all
                                                                       of the Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33) Assistant Treasurer  Since 2004. Serves    Fund Administration Manager - Fund          None
                                                 at the discretion of  Accounting, Administration and
                                                 the Board             Controllership Services since June 2003;
                                                                       Assistant Vice President - Mutual Fund
                                                                       Operations of State Street Corporation
                                                                       from June 2002 to June 2003 (formerly
                                                                       Deutsche Bank Asset Management); Pioneer
                                                                       Fund Accounting, Administration and
                                                                       Controllership Services (Fund Accounting
                                                                       Manager from August 1999 to May 2002); and
                                                                       Assistant Treasurer of all of the Pioneer
                                                                       Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (47)      Chief Compliance     Since January 2007.   Chief Compliance Officer of Pioneer         None
                            Officer              Serves at the         since December 2006 and of all the
                                                 discretion of the     Pioneer Funds since January 2007; Vice
                                                 Board                 President and Compliance Officer, MFS
                                                                       Investment Management (August 2005 to
                                                                       December 2006); Consultant, Fidelity
                                                                       Investments (February 2005 to July
                                                                       2005); Independent Consultant (July 1997
                                                                       to February 2005)

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $28,715 in 2007 and $27,985 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended June 30, 2007 and 2006.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,140 in 2007 and 2006, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,140 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.